Capital Stock	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Capital Stock
41	CAPITAL STOCK
The Bank’s subscribed and paid-in capital from January 1, 2020 to December 31, 2022, amounted to 639,413. The capital stock composition is as follows:

Shares			Capital stock
Class	Number of shares	Votes per share	Issued and outstanding	In treasury	Paid-in
As of December 31, 2022, 2021 and 2020
Registered Class A shares of common stock	11,235,670	5	11,236		11,236
Registered Class B shares of common stock	628,177,738	1	628,177		628,177

Total 2022, 2021 and 2020	639,413,408		639,413		639,413